Share-Based Compensation - Stock Option Activity (Detail) - Employee Stock Options [member] $ / shares in Units, pure in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2018 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	12.8	13.1	14.3
Granted	2.1	2.2	1.9
Exercised	(1.5)	(2.3)	(3.0)
Forfeited/expired	(0.3)	(0.2)	(0.1)
Number outstanding, end of year	13.1	12.8	13.1
Exercisable, end of year	5.4	4.7	4.7
Number outstanding, beginning of year, Weighted average exercise price | $	$ 57.35	$ 53.12	$ 48.17
Granted, Weighted average exercise price	$ 72.84	$ 69.39	$ 72.64
Exercised, Weighted average exercise price	43.60	44.07	41.21
Forfeited/expired, Weighted average exercise price	$ 65.99	$ 66.59	$ 60.46
Number outstanding, end of year, Weighted average exercise price | $	$ 61.27	$ 57.35	$ 53.12
Exercisable, end of year, Weighted average exercise price	$ 48.50	$ 44.77	$ 40.61